Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill impairment	$ 1,882,187	$ 0
Merchant Solutions
Goodwill [Line Items]
Goodwill impairment	1,159,145
Goodwill, impaired, accumulated impairment loss	1,159,145
Digital Wallets
Goodwill [Line Items]
Goodwill impairment	723,042
Goodwill, impaired, accumulated impairment loss	$ 723,042
Fair value allocation of goodwill		$ 271,456